Initial Public Offering (Notes)	12 Months Ended
Dec. 31, 2011
Initial Public Offering [Abstract]
Initial Public Offering
INITIAL PUBLIC OFFERING

Initial Public Offering ("IPO"). On April 20, 2011, the Partnership's common units began trading on the New York Stock Exchange under the symbol "TLLP." On April 26, 2011, we closed our Initial Offering of 14,950,000 common units at a price of $21.00 per unit, which included a 1,950,000 unit over-allotment option that was exercised by the underwriters.

All of our initial net property, plant and equipment was acquired from Tesoro in exchange for:

•	304,890 common units and 15,254,890 subordinated units, representing an approximate aggregate 50% interest, excluding the general partner interest, in TLLP;

•	all of the incentive distribution rights (as discussed in TLLP's partnership agreement);

•	622,649 general partner units, representing a 2% general partner interest; and

•	an aggregate cash distribution of $333.0 million.

We received net proceeds of $286.0 million from the sale of 14,950,000 common units, after offering expenses (the "Offering Costs") and debt issuance costs of $28.0 million and retained $3.0 million of these proceeds for working capital purposes before the cash distribution to Tesoro. We borrowed $50.0 million under a senior secured revolving credit agreement (the "Revolving Credit Facility") at the closing of the Initial Offering (see Note L for more information regarding the Revolving Credit Facility), in order to fund a cash distribution to Tesoro in addition to the $283.0 million net distribution related to IPO proceeds in consideration for acquired assets and to reimburse them for certain capital expenditures incurred with respect to the assets.

Reconciliation of Cash Proceeds (in millions)
Total proceeds from the Initial Offering	$314
Less: Offering Costs, net of debt issuance costs	(26)
Proceeds from the Initial Offering, net of Offering Costs	288
Less: Debt issuance costs	(2)
Net proceeds from the Initial Offering	286
Less: Cash retained by TLLP	(3)
Net proceeds distributed to Tesoro from the Initial Offering	283
Add: Borrowings under the Revolving Credit Facility	50
Distribution to Tesoro	$333